UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS SERIES FUNDS INC.

SALOMON BROTHERS HIGH YIELD BOND FUND

SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

SALOMON BROTHERS STRATEGIC BOND FUND

FORM N-Q

SEPTEMBER 30, 2006

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 92.3%
Aerospace & Defense - 1.7%
$2,160,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$2,133,000
1,875,000	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	1,959,375
	DRS Technologies Inc., Senior Subordinated Notes:
4,475,000	6.875% due 11/1/13	4,441,438
1,350,000	6.625% due 2/1/16	1,333,125
	L-3 Communications Corp., Senior Subordinated Notes:
2,125,000	7.625% due 6/15/12	2,199,375
7,675,000	6.375% due 10/15/15	7,502,312

	Total Aerospace & Defense	19,568,625

Airlines - 0.4%
1,380,000	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C, 7.800% due 10/1/06	1,380,863
	Continental Airlines Inc., Pass-Through Certificates:
474,038	Series 0974C, 6.800% due 7/2/07	453,002
277,792	Series 1998-1, Class C, 6.541% due 3/15/08	258,520
2,075,000	Series 2001-2, Class D, 7.568% due 12/1/06	2,076,297

	Total Airlines	4,168,682

Auto Components - 1.1%
3,240,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	3,061,800
	TRW Automotive Inc.:
1,002,000	Senior Notes, 9.375% due 2/15/13	1,072,140
773,000	Senior Subordinated Notes, 11.000% due 2/15/13	846,435
	Visteon Corp., Senior Notes:
4,140,000	8.250% due 8/1/10	4,057,200
4,030,000	7.000% due 3/10/14	3,627,000

	Total Auto Components	12,664,575

Automobiles - 3.4%
	Ford Motor Co.:
	Debentures:
2,255,000	8.875% due 1/15/22	1,953,394
1,350,000	8.900% due 1/15/32	1,218,375
29,680,000	Notes, 7.450% due 7/16/31	23,076,200
950,000	Senior Notes, 4.950% due 1/15/08	924,093
	General Motors Corp.:
2,865,000	Notes, 7.200% due 1/15/11	2,653,706
	Senior Debentures:
2,400,000	8.250% due 7/15/23	2,091,000
8,710,000	8.375% due 7/15/33	7,577,700

	Total Automobiles	39,494,468

Beverages - 0.4%
4,085,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	4,151,381

Biotechnology - 0.0%
395,000	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (a)	377,225

Building Products - 1.8%
	Associated Materials Inc.:
3,080,000	Senior Discount Notes, step bond to yield 13.817% due 3/1/14	1,709,400
4,675,000	Senior Subordinated Notes, 9.750% due 4/15/12	4,686,687
3,290,000	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	3,503,850

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Building Products - 1.8% (continued)
$5,460,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	$5,187,000
7,685,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.455% due 3/1/14	5,341,075

	Total Building Products	20,428,012

Capital Markets - 0.4%
190,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	207,100
	E*TRADE Financial Corp., Senior Notes:
3,570,000	7.375% due 9/15/13	3,668,175
305,000	7.875% due 12/1/15	322,538

	Total Capital Markets	4,197,813

Chemicals - 3.4%
1,075,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	1,129,427
2,100,000	Borden Chemicals & Plastics LP, Notes, 9.500% due 5/1/05 (b)(c)(d)	36,750
3,525,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	3,798,187
6,400,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)(d)	6,355,456
	Huntsman International LLC:
707,000	Senior Notes, 9.875% due 3/1/09	740,583
	Senior Subordinated Notes:
2,641,000	10.125% due 7/1/09	2,693,820
300,000	8.375% due 1/1/15 (a)	304,500
775,000	IMC Global Inc., Senior Notes, 10.875% due 8/1/13	868,000
3,450,000	Innophos Inc., Senior Subordinated Notes, 8.875% due 8/15/14	3,441,375
	Lyondell Chemical Co.:
	Senior Notes:
1,585,000	8.000% due 9/15/14	1,612,738
1,305,000	8.250% due 9/15/16	1,331,100
	Senior Secured Notes:
780,000	9.500% due 12/15/08	806,325
445,000	11.125% due 7/15/12	487,275
30,000	10.500% due 6/1/13	33,150
925,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,001,313
4,550,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	4,709,250
6,270,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	5,831,100
	Rhodia SA:
617,000	Senior Notes, 10.250% due 6/1/10	694,125
3,391,000	Senior Subordinated Notes, 8.875% due 6/1/11	3,518,162

	Total Chemicals	39,392,636

Commercial Services & Supplies - 2.3%
770,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	773,850
	Allied Waste North America Inc., Senior Notes, Series B:
75,000	8.500% due 12/1/08	78,938
4,342,000	9.250% due 9/1/12	4,651,367
1,950,000	7.375% due 4/15/14	1,930,500
2,400,000	7.250% due 3/15/15	2,394,000
725,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	815,828
	Corrections Corporation of America:
75,000	Senior Notes, 6.750% due 1/31/14	75,375
5,200,000	Senior Subordinated Notes, 6.250% due 3/15/13	5,122,000
4,266,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	4,436,640
2,870,961	Employee Solutions Inc., Series B, 10.000% due 4/15/10 (b)(d)	287

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
COMMERCIAL SERVICES & SUPPLIES - 2.3% (CONTINUED)
$4,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (b)(c)	$4,000
6,150,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (a)	6,611,250

	Total Commercial Services & Supplies	26,894,035

Communications Equipment - 0.6%
8,225,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	7,361,375

Computers & Peripherals - 0.2%
1,940,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	2,017,619

Consumer Finance - 4.7%
1,270,000	ACE Cash Express Inc., Senior Notes, 10.250% due 10/1/14 (a)	1,292,225
	Ford Motor Credit Co.:
	Notes:
6,940,000	6.625% due 6/16/08	6,837,767
875,000	7.875% due 6/15/10	852,812
6,010,000	7.000% due 10/1/13	5,583,789
1,220,000	Senior Notes, 9.875% due 8/10/11	1,263,676
	General Motors Acceptance Corp., Notes:
9,840,000	6.875% due 8/28/12	9,751,292
27,565,000	8.000% due 11/1/31	28,901,131

	Total Consumer Finance	54,482,692

Containers & Packaging - 2.4%
2,600,000	Berry Plastics Holding Corp., Senior Secured Notes, 8.875% due 9/15/14 (a)	2,626,000
5,625,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	5,554,687
	Graphic Packaging International Corp.:
2,460,000	Senior Notes, 8.500% due 8/15/11	2,527,650
3,215,000	Senior Subordinated Notes, 9.500% due 8/15/13	3,303,413
3,325,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	3,524,500
	Owens-Brockway Glass Container Inc.:
	Senior Notes:
650,000	8.250% due 5/15/13	669,500
800,000	6.750% due 12/1/14	764,000
3,775,000	Senior Secured Notes, 7.750% due 5/15/11	3,897,687
200,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	201,000
2,070,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	2,101,050
2,150,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)	333,250
	Smurfit-Stone Container Enterprises Inc., Senior Notes:
1,396,000	9.750% due 2/1/11	1,444,860
675,000	8.375% due 7/1/12	651,375

	Total Containers & Packaging	27,598,972

Diversified Consumer Services - 1.9%
2,725,000	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (a)	2,765,875
	Hertz Corp.:
4,775,000	Senior Notes, 8.875% due 1/1/14 (a)	5,025,687
10,045,000	Senior Subordinated Notes, 10.500% due 1/1/16 (a)	11,099,725
	Service Corp. International, Senior Notes:
1,090,000	7.375% due 10/1/14 (a)	1,102,263
1,645,000	7.625% due 10/1/18 (a)	1,663,506

	Total Diversified Consumer Services	21,657,056

Diversified Financial Services - 2.8%
3,800,000	Basell AF SCA, Senior Secured Subordinated Notes, 8.375% due 8/15/15 (a)	3,790,500

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 2.8% (continued)
$2,545,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	$2,455,925
	CitiSteel USA Inc., Senior Secured Notes:
1,345,000	12.949% due 9/1/10 (e)	1,395,438
1,050,000	15.000% due 10/1/10 (a)(f)	1,131,375
2,505,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)	2,586,412
1,343,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	1,416,865
4,125,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority, Senior Secured Notes, 9.000% due 7/15/14	4,228,125
2,675,000	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (a)	2,768,625
690,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	658,950
1,810,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	1,909,550
2,075,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	2,251,375
2,090,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.506% due 10/1/15	1,515,250
6,825,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	6,654,375

	Total Diversified Financial Services	32,762,765

Diversified Telecommunication Services - 5.3%
	Cincinnati Bell Inc.:
4,560,000	Senior Notes, 7.000% due 2/15/15	4,491,600
720,000	Senior Subordinated Notes, 8.375% due 1/15/14	730,800
695,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	604,650
3,515,000	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	3,787,412
5,120,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	5,401,600
	Insight Midwest LP/Insight Capital Inc., Senior Notes:
1,275,000	9.750% due 10/1/09	1,300,500
2,625,000	10.500% due 11/1/10	2,730,000
	Intelsat Bermuda Ltd., Senior Notes:
3,830,000	9.250% due 6/15/16 (a)	4,045,437
7,685,000	11.250% due 6/15/16 (a)	8,203,737
2,640,000	Intelsat Ltd., Notes, 7.625% due 4/15/12	2,323,200
2,555,000	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (a)	2,698,719
2,900,000	NTL Cable PLC, Senior Notes, 9.125% due 8/15/16	3,008,750
1,305,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	1,353,938
	Qwest Communications International Inc., Senior Notes:
575,000	7.500% due 2/15/14	579,313
3,285,000	Series B, 7.500% due 2/15/14	3,309,638
	Qwest Corp.:
11,608,000	Debentures, 6.875% due 9/15/33	10,650,340
686,000	Notes, 8.875% due 3/15/12	752,028
4,085,000	Senior Notes, 7.500% due 10/1/14 (a)	4,238,187
760,000	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (a)	842,650
1,750,000	World Access Inc., Senior Notes, 13.250% due 1/15/08	78,750

	Total Diversified Telecommunication Services	61,131,249

Electric Utilities - 0.7%
2,225,000	Allegheny Energy Supply Co. LLC, Senior Notes, 8.250% due 4/15/12 (a)	2,436,375
940,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	1,012,850
1,569,800	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	1,668,894

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Electric Utilities - 0.7% (continued)
$2,815,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	$3,202,062

	Total Electric Utilities	8,320,181

Energy Equipment & Services - 1.4%
1,325,000	Allis-Chalmers Energy Inc., Senior Notes, 9.000% due 1/15/14 (a)	1,334,937
3,542,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	3,497,725
1,175,000	Grant Prideco Inc., Senior Notes, Series B, 6.125% due 8/15/15	1,128,000
810,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	818,100
	Hanover Compressor Co., Senior Notes:
3,730,000	8.625% due 12/15/10	3,897,850
1,275,000	9.000% due 6/1/14	1,357,875
1,365,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,412,775
1,500,000	Sonat Inc., Notes, 7.625% due 7/15/11	1,545,000
925,000	Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	936,563

	Total Energy Equipment & Services	15,928,825

Food Products - 0.4%
	Dole Food Co. Inc.:
1,725,000	Debentures, 8.750% due 7/15/13	1,621,500
	Senior Notes:
1,950,000	8.625% due 5/1/09	1,915,875
870,000	7.250% due 6/15/10	811,275
631,000	8.875% due 3/15/11	607,338

	Total Food Products	4,955,988

Health Care Providers & Services - 5.3%
3,850,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	4,100,250
3,230,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	3,104,838
6,770,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	6,685,375
3,975,000	Extendicare Health Services Inc., Senior Subordinated Notes, 6.875% due 5/1/14	4,273,125
3,425,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	3,570,562
	HCA Inc.:
	Debentures:
2,725,000	7.500% due 12/15/23	2,126,593
202,000	8.360% due 4/15/24	167,760
6,365,000	7.500% due 11/15/95	4,571,750
	Notes:
3,625,000	6.375% due 1/15/15	2,936,250
1,125,000	6.500% due 2/15/16	905,625
295,000	7.690% due 6/15/25	231,761
4,650,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,522,125
2,700,000	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	2,635,875
	Psychiatric Solutions Inc., Senior Subordinated Notes:
1,075,000	10.625% due 6/15/13	1,174,438
1,075,000	7.750% due 7/15/15	1,053,500
	Tenet Healthcare Corp., Senior Notes:
4,850,000	7.375% due 2/1/13	4,395,312
8,755,000	9.875% due 7/1/14	8,765,944
675,000	9.250% due 2/1/15	653,063
639,000	6.875% due 11/15/31	504,011
5,425,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	5,296,156

	Total Health Care Providers & Services	61,674,313

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Hotels, Restaurants & Leisure - 6.1%
$3,075,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	$3,021,187
	Caesars Entertainment Inc., Senior Subordinated Notes:
375,000	9.375% due 2/15/07	379,688
730,000	8.875% due 9/15/08	766,500
2,600,000	8.125% due 5/15/11	2,756,000
850,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	871,250
125,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	125,000
265,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.597% due 3/15/14	212,663
2,675,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	2,782,000
3,060,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	2,941,425
4,275,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	4,168,125
4,125,000	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	4,408,594
5,050,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	5,315,125
4,585,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	4,378,675
3,725,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	3,515,469
	MGM MIRAGE Inc., Senior Notes:
3,750,000	6.750% due 9/1/12	3,717,187
1,025,000	5.875% due 2/27/14	954,531
1,225,000	6.625% due 7/15/15	1,182,125
675,000	Mirage Resorts Inc., Debentures, 7.250% due 8/1/17	663,188
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
2,850,000	7.125% due 8/15/14	2,850,000
2,425,000	6.875% due 2/15/15	2,376,500
4,750,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	4,649,062
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
2,425,000	8.250% due 3/15/12	2,467,437
2,150,000	8.750% due 10/1/13	2,292,438
475,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	507,063
2,525,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	2,581,812
1,000	Six Flags Inc., Senior Notes, 9.625% due 6/1/14	895
1,900,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	2,004,500
	Station Casinos Inc.:
215,000	Senior Notes, 7.750% due 8/15/16	224,138
6,075,000	Senior Subordinated Notes, 6.875% due 3/1/16	5,725,687
2,425,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	2,467,437

	Total Hotels, Restaurants & Leisure	70,305,701

Household Durables - 2.3%
430,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	438,600
	Beazer Homes USA Inc., Senior Notes:
400,000	6.875% due 7/15/15	364,000
2,360,000	8.125% due 6/15/16	2,306,900
2,500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (b)(c)(d)	0
	Interface Inc.:
725,000	Senior Notes, 10.375% due 2/1/10	793,875
3,200,000	Senior Subordinated Notes, 9.500% due 2/1/14	3,312,000
	K Hovnanian Enterprises Inc., Senior Notes:
2,695,000	7.500% due 5/15/16	2,529,931
5,625,000	8.625% due 1/15/17	5,610,938
3,805,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	3,876,344

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Household Durables - 2.3% (continued)
$2,845,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.175% due 9/1/12	$2,318,675
4,375,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	4,484,375
700,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	737,625

	Total Household Durables	26,773,263

Household Products - 0.7%
	Nutro Products Inc.:
650,000	Senior Notes, 9.230% due 10/15/13 (a)(e)	671,938
1,575,000	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	1,693,125
	Spectrum Brands Inc., Senior Subordinated Notes:
2,935,000	8.500% due 10/1/13	2,553,450
860,000	7.375% due 2/1/15	692,300
2,650,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (a)	2,679,812

	Total Household Products	8,290,625

Independent Power Producers & Energy Traders - 4.6%
2,640,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	2,595,806
	AES Corp.:
	Senior Notes:
975,000	8.750% due 6/15/08	1,016,438
150,000	9.500% due 6/1/09	160,875
3,200,000	9.375% due 9/15/10	3,472,000
1,025,000	8.875% due 2/15/11	1,101,875
3,750,000	7.750% due 3/1/14	3,918,750
1,065,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	1,152,863
2,925,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11 (c)(e)	3,137,062
	Dynegy Holdings Inc.:
2,975,000	Senior Debentures, 7.625% due 10/15/26	2,729,563
3,015,000	Senior Notes, 8.375% due 5/1/16	3,082,837
	Edison Mission Energy, Senior Notes:
3,075,000	7.730% due 6/15/09	3,174,937
620,000	7.500% due 6/15/13 (a)	629,300
3,620,000	7.750% due 6/15/16 (a)	3,683,350
5,550,000	Mirant Americas Generation LLC, Senior Notes, 8.300% due 5/1/11	5,584,687
4,075,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	4,100,469
	NRG Energy Inc., Senior Notes:
2,100,000	7.250% due 2/1/14	2,089,500
11,675,000	7.375% due 2/1/16	11,631,219

	Total Independent Power Producers & Energy Traders	53,261,531

Industrial Conglomerates - 0.2%
2,202,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	2,394,675

Insurance - 0.6%
6,770,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	6,973,100

Internet & Catalog Retail - 0.3%
1,040,000	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	951,600
3,097,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	3,066,030

	Total Internet & Catalog Retail	4,017,630

IT Services - 0.7%
	Sungard Data Systems Inc.:
3,475,000	Senior Notes, 9.125% due 8/15/13	3,614,000

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
IT Services - 0.7% (continued)
$3,985,000	Senior Subordinated Notes, 10.250% due 8/15/15	$4,124,475

	Total IT Services	7,738,475

Leisure Equipment & Products - 0.3%
3,165,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	3,101,700

Machinery - 0.6%
675,000	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14	680,906
1,060,000	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	1,020,250
1,952,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	2,130,120
3,304,000	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 11.029% due 4/15/14	2,924,040
96,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	96,960

	Total Machinery	6,852,276

Media - 12.1%
4,260,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	4,494,300
	AMC Entertainment Inc.:
570,000	Senior Notes, Series B, 8.625% due 8/15/12	591,375
6,370,000	Senior Subordinated Notes, 11.000% due 2/1/16	6,975,150
1,010,000	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., Senior Subordinated Notes, 10.500% due 8/15/14 (a)	989,800
4,978,210	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	4,940,873
2,350,000	CBD Media Holdings LLC, Senior Notes, 9.250% due 7/15/12	2,326,500
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
650,000	Senior Accreting Notes, step bond to yield 17.441% due 1/15/15	446,875
3,500,000	Senior Notes, 11.750% due 5/15/14	2,511,250
210,473	Senior Secured Notes, 11.000% due 10/1/15 (a)	191,004
6,040,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	5,526,600
	CCH II LLC/CCH II Capital Corp., Senior Notes:
5,260,000	10.250% due 9/15/10	5,391,500
4,041,615	10.250% due 10/1/13 (a)	4,132,551
2,950,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	3,042,188
1,000,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	945,000
	CSC Holdings Inc.:
2,300,000	Debentures, Series B, 8.125% due 8/15/09	2,394,875
	Senior Debentures:
3,955,000	7.875% due 2/15/18	4,123,087
1,295,000	7.625% due 7/15/18	1,332,231
2,650,000	Senior Notes, 7.250% due 4/15/12 (a)	2,653,313
494,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	553,898
	Dex Media Inc., Discount Notes:
2,320,000	Step bond to yield 8.367% due 11/15/13	1,966,200
4,375,000	Step bond to yield 8.996% due 11/15/13	3,707,812
1,675,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,817,375
	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
1,369,000	8.375% due 3/15/13	1,425,471
3,955,000	6.375% due 6/15/15	3,737,475
	EchoStar DBS Corp., Senior Notes:
2,530,000	7.000% due 10/1/13 (a)	2,485,725
6,150,000	6.625% due 10/1/14	5,865,562
6,790,000	7.125% due 2/1/16 (a)	6,594,787
4,000,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.179% due 10/15/13	3,510,000

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Media - 12.1% (continued)
$1,125,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	$967,500
6,305,000	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (a)	6,793,637
3,680,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	3,546,600
4,895,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	5,262,125
3,863,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	3,795,397
1,570,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	1,579,813
	R.H. Donnelley Corp.:
	Senior Discount Notes:
1,275,000	Series A-1, 6.875% due 1/15/13	1,169,813
2,600,000	Series A-2, 6.875% due 1/15/13	2,385,500
6,550,000	Senior Notes, Series A-3, 8.875% due 1/15/16	6,599,125
2,350,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	2,596,750
1,050,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	1,077,563
	Rainbow National Services LLC:
1,735,000	Senior Notes, 8.750% due 9/1/12 (a)	1,865,125
2,750,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	3,121,250
	Rogers Cable Inc.:
720,000	Secured Notes, 5.500% due 3/15/14	680,400
875,000	Senior Second Priority Debentures, 8.750% due 5/1/32	1,036,875
	Senior Secured Second Priority Notes:
430,000	6.250% due 6/15/13	426,775
1,710,000	6.750% due 3/15/15	1,735,650
5,325,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	5,424,844
700,000	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	709,625
925,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	881,063
	XM Satellite Radio Inc., Senior Notes:
1,275,000	9.989% due 5/1/13 (e)	1,224,000
2,490,000	9.750% due 5/1/14	2,390,400

	Total Media	139,942,607

Metals & Mining - 1.2%
2,435,000	International Steel Group Inc., Senior Notes, 6.500% due 4/15/14	2,416,737
7,075,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	7,782,500
3,165,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (a)	3,275,775
4,000,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (b)(c)(d)	0
475,000	Vale Overseas Ltd., Notes, 6.250% due 1/11/16	473,813

	Total Metals & Mining	13,948,825

Multiline Retail - 0.8%
	Neiman Marcus Group Inc.:
2,380,000	Senior Notes, 9.000% due 10/15/15	2,540,650
4,900,000	Senior Subordinated Notes, 10.375% due 10/15/15	5,316,500
1,400,000	Saks Inc., Notes, 9.875% due 10/1/11	1,534,750

	Total Multiline Retail	9,391,900

Office Electronics - 0.5%
5,275,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	5,406,875
50,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	51,000

	Total Office Electronics	5,457,875

Oil, Gas & Consumable Fuels - 9.8%
5,957,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	6,150,602

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 9.8% (continued)
	Chesapeake Energy Corp., Senior Notes:
$5,875,000	7.500% due 6/15/14	$5,970,469
995,000	6.625% due 1/15/16	965,150
1,083,000	6.875% due 1/15/16	1,064,048
1,465,000	6.500% due 8/15/17	1,380,763
3,125,000	6.250% due 1/15/18	2,914,062
4,627,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	4,904,620
460,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	465,884
1,240,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,233,800
	Costilla Energy Inc.:
4,000,000	Senior Notes, 10.250% due 10/1/06 (b)(c)(d)	0
1,000,000	Senior Subordinated Notes, 10.250% due 10/1/06 (b)(c)(d)	0
	El Paso Corp.:
	Medium-Term Notes:
275,000	7.375% due 12/15/12	280,844
6,850,000	7.800% due 8/1/31	7,055,500
3,265,000	7.750% due 1/15/32	3,362,950
5,600,000	Notes, 7.875% due 6/15/12	5,838,000
2,690,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (e)	2,836,207
5,155,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	5,064,787
3,175,000	Forest Oil Corp., Senior Notes, 8.000% due 12/15/11	3,302,000
300,000	Hanover Equipment Trust, Secured Notes, 8.750% due 9/1/11	313,500
3,700,000	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	3,445,625
	Inergy LP/Inergy Finance Corp., Senior Notes:
2,275,000	6.875% due 12/15/14	2,189,687
2,775,000	8.250% due 3/1/16	2,886,000
4,915,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (a)	4,693,825
2,175,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (a)	2,088,000
2,520,000	Northwest Pipelines Corp., Senior Notes, 7.000% due 6/15/16 (a)	2,589,300
4,150,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	4,212,250
2,630,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (a)	2,656,300
1,725,000	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	1,832,813
	Pogo Producing Co., Senior Subordinated Notes:
1,830,000	7.875% due 5/1/13 (a)	1,873,463
1,300,000	6.875% due 10/1/17	1,246,375
1,075,000	Series B, 8.250% due 4/15/11	1,105,906
675,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	684,281
225,000	SESI LLC, Senior Notes, 6.875% due 6/1/14 (a)	223,875
	Stone Energy Corp., Senior Subordinated Notes:
1,780,000	8.250% due 12/15/11	1,811,150
2,085,000	6.750% due 12/15/14	2,095,425
	Swift Energy Co.:
1,350,000	Senior Notes, 7.625% due 7/15/11	1,361,813
2,800,000	Senior Subordinated Notes, 9.375% due 5/1/12	2,968,000
800,000	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	844,635
	Whiting Petroleum Corp., Senior Subordinated Notes:
3,100,000	7.250% due 5/1/12	3,053,500
2,425,000	7.000% due 2/1/14	2,376,500
	Williams Cos. Inc.:
	Notes:
5,375,000	7.875% due 9/1/21	5,643,750
4,245,000	8.750% due 3/15/32	4,669,500

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 9.8% (continued)
$3,350,000	Senior Notes, 7.625% due 7/15/19	$3,500,750

	Total Oil, Gas & Consumable Fuels	113,155,909

Paper & Forest Products - 2.1%
1,375,000	Abitibi-Consolidated Inc., Notes, 7.750% due 6/15/11	1,265,000
	Appleton Papers Inc.:
1,400,000	Senior Notes, 8.125% due 6/15/11	1,407,000
4,360,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	4,327,300
2,975,000	Boise Cascade LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	2,789,063
3,325,000	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	3,283,437
1,010,000	Domtar Inc., Notes, 5.375% due 12/1/13	868,600
	NewPage Corp.:
1,135,000	Senior Secured Notes, 11.739% due 5/1/12 (e)	1,231,475
2,950,000	Senior Subordinated Notes, 12.000% due 5/1/13	3,068,000
1,185,000	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (a)	1,161,403
875,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	822,500
	Verso Paper Holdings LLC:
1,305,000	Senior Secured Notes, 9.125% due 8/1/14 (a)	1,319,681
2,320,000	Senior Subordinated Notes, 11.375% due 8/1/16 (a)	2,314,200

	Total Paper & Forest Products	23,857,659

Personal Products - 0.3%
2,780,000	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	2,898,150

Pharmaceuticals - 0.9%
4,670,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	4,541,575
2,300,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	2,179,250
3,900,000	Warner Chilcott Corp., Senior Subordinated Notes, 8.750% due 2/1/15	4,056,000

	Total Pharmaceuticals	10,776,825

Real Estate Investment Trusts (REITs) - 2.0%
3,275,000	Felcor Lodging LP, Senior Notes, 8.500% due 6/1/11	3,483,781
160,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	164,000
	Host Marriott LP:
	Senior Notes:
3,650,000	7.125% due 11/1/13	3,713,875
1,375,000	Series I, 9.500% due 1/15/07	1,393,906
4,375,000	Series O, 6.375% due 3/15/15	4,265,625
3,150,000	Series Q, 6.750% due 6/1/16	3,122,437
2,215,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	2,010,113
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
1,055,000	7.125% due 6/1/15	1,090,606
925,000	6.500% due 6/1/16	923,844
2,440,000	6.750% due 4/1/17	2,467,450

	Total Real Estate Investment Trusts (REITs)	22,635,637

Road & Rail - 0.5%
820,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes, 7.625% due 5/15/14 (a)	799,500
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
850,000	10.250% due 6/15/07	873,375
3,911,000	9.375% due 5/1/12	4,165,215
270,000	12.500% due 6/15/12	298,350

	Total Road & Rail	6,136,440

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 0.2%
$4,455,000	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	$2,728,688

Software - 0.5%
2,630,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (a)	2,445,900
3,800,000	UGS Capital Corp. II, Senior Subordinated Notes, 10.380% due 6/1/11 (a)(e)(f)	3,876,000

	Total Software	6,321,900

Specialty Retail - 1.0%
	AutoNation Inc., Senior Notes:
1,050,000	7.507% due 4/15/13 (a)(e)	1,068,375
1,315,000	7.000% due 4/15/14 (a)	1,318,288
2,530,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	2,333,925
855,000	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (a)	953,325
1,810,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	1,954,800
1,479,000	Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (b)(c)(d)	0
4,380,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	4,248,600

	Total Specialty Retail	11,877,313

Textiles, Apparel & Luxury Goods - 0.8%
6,375,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	6,645,938
2,225,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	2,280,625

	Total Textiles, Apparel & Luxury Goods	8,926,563

Tobacco - 0.1%
960,000	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	984,000

Trading Companies & Distributors - 1.0%
2,060,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	2,152,700
1,750,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (a)	1,802,500
4,505,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	4,741,512
3,155,000	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	3,194,438

	Total Trading Companies & Distributors	11,891,150

Wireless Telecommunication Services - 1.5%
1,750,000	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.125% due 2/1/14	1,732,500
1,075,000	iPCS Inc., Senior Notes, 11.500% due 5/1/12	1,209,375
240,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	252,300
	Rogers Wireless Inc.:
3,100,000	Secured Notes, 7.500% due 3/15/15	3,324,750
1,620,000	Senior Subordinated Notes, 8.000% due 12/15/12	1,729,350
6,155,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	6,447,362
2,725,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	2,970,250

	Total Wireless Telecommunication Services	17,665,887

	TOTAL CORPORATE BONDS & NOTES (Cost - $1,078,560,534)	1,067,534,791

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
3,210,025	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (b)(c)(d) (Cost - $3,293,488)	0

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
CONVERTIBLE BONDS & NOTES - 0.2%
Semiconductors & Semiconductor Equipment - 0.1%
$1,330,000	Amkor Technologies Inc., Senior Subordinated Bond, 2.500% due 5/15/11	$1,117,200

Wireless Telecommunication Services - 0.1%
725,000	American Tower Corp., Notes, 5.000% due 2/15/10	725,000

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,624,637)	1,842,200

SOVEREIGN BONDS - 2.1%
Brazil - 0.5%
	Federative Republic of Brazil:
1,610,000	7.125% due 1/20/37	1,646,225
1,432,000	11.000% due 8/17/40	1,866,254
1,875,000	Collective Action Securities, Notes, 8.000% due 1/15/18	2,058,281

	Total Brazil	5,570,760

Mexico - 0.5%
4,510,000	United Mexican States, Medium-Term Notes, Series A, 8.000% due 9/24/22	5,398,470

Panama - 0.1%
1,075,000	Republic of Panama, 9.375% due 4/1/29	1,384,063

Russia - 1.0%
10,155,000	Russian Federation, 5.000% due 3/31/30 (a)	11,345,064

	TOTAL SOVEREIGN BONDS (Cost - $21,618,361)	23,698,357

SHARES
COMMON STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
8,696,430	Home Interiors of Gifts Inc. (b)(d)*	86,964
29,983	Mattress Discounters Corp. (b)(d)*	0

	TOTAL CONSUMER DISCRETIONARY	86,964

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
2,752	Imperial Sugar Co.	85,642

INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
172,414	Continental AFA Dispensing Co. (b)(d)*	948,277

Machinery - 0.0%
20	Glasstech Inc. (b)(d)*	0

	TOTAL INDUSTRIALS	948,277

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
40,557	Axiohm Transaction Solutions Inc. (b)(d)*	0

MATERIALS - 0.1%
Chemicals - 0.1%
125,973	Applied Extrusion Technologies Inc., Class A Shares (g)*	692,852

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%
10,212	World Access Inc., Senior Notes *	11

Wireless Telecommunication Services - 0.3%
117,611	American Tower Corp., Class A Shares *	4,292,802

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 0.5% (continued)
	TOTAL TELECOMMUNICATION SERVICES	$4,292,813

	TOTAL COMMON STOCKS (Cost - $10,547,461)	6,106,548

ESCROWED SHARES(d) - 0.0%
4,000,000	Breed Technologies Inc. (b)(c)*	0
2,000,000	Pillowtex Corp. *	0
1,324,028	Vlasic Foods International Inc. (b)(c)*	26,481

	TOTAL ESCROWED SHARES (Cost - $0)	26,481

PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
2,957	Spanish Broadcasting System Inc., Series B, 10.750% (f)	3,289,662

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
6,362	Chesapeake Energy Corp., Convertible, 6.250%	1,605,069

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
9,787	TCR Holdings Corp., Class B Shares, 0.000% (b)(d)*	10
5,383	TCR Holdings Corp., Class C Shares, 0.000% (b)(d)*	6
14,191	TCR Holdings Corp., Class D Shares, 0.000% (b)(d)*	14
29,362	TCR Holdings Corp., Class E Shares, 0.000% (b)(d)*	29

	TOTAL FINANCIALS	59

INDUSTRIALS - 0.0%
Machinery - 0.0%
22	Glasstech Inc., 0.000% (b)(d)*	0

	TOTAL PREFERRED STOCKS (Cost - $4,558,934)	4,894,790

WARRANTS
WARRANTS - 0.0%
2,240	Brown Jordan International Inc., Expires 8/15/07 (a)(b)*	20
16,537,951	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (b)(c)*	50
1,250	Leap Wireless International Inc., Expires 4/15/10 (a)(b)(d)*	0
3,500	Mattress Discounters Co., Expires 7/15/07 (a)(b)(d)*	0
13,446	Pillowtex Corp., Expires 11/24/09 (b)(d)*	0
2,500	UbiquiTel Inc., Expires 4/15/10 (a)(b)(d)*	25
25,000	United Mexican States, Series XW05, Expires 11/9/06*	75,000
20,250	United Mexican States, Series XW10, Expires 10/10/06*	56,700

	TOTAL WARRANTS (Cost - $405,228)	131,795

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,120,608,643)	1,104,234,962

FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.6%
Repurchase Agreement - 3.5%
$40,768,000	Nomura Securities International Inc. repurchase agreement dated 9/29/06, 5.330% due 10/2/06; Proceeds at maturity - $40,786,108; (Fully collateralized by various U.S. Government Agency Obligations, 4.000% to 5.125% due 3/10/08 to 8/14/13; Market value - $41,584,683) (Cost - $40,768,000) (h)	40,768,000

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Securities Purchased from Securities Lending Collateral - 0.1%
740,872	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $740,872)	$740,872

	TOTAL SHORT-TERM INVESTMENTS (Cost - $41,508,872)	41,508,872

	TOTAL INVESTMENTS - 99.1% (Cost - $1,162,117,515#)	1,145,743,834
	Other Assets in Excess of Liabilities - 0.9%	10,907,950

	TOTAL NET ASSETS - 100.0%	$1,156,651,784

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Illiquid security.

(c)	Security is currently in default.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(e)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	All or a portion of this security is on loan (See Notes 1 and 2).

(h)	All or a portion of this security is segregated for extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 63.7%
FHLMC - 5.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
$860	11.750% due 7/1/15	$932
37,139	8.000% due 7/1/20	38,544
1,687,102	9.500% due 1/1/21 (a)	1,819,389
594,253	5.708% due 7/1/32 (a)(b)	595,801
2,203,040	5.000% due 8/1/33 (a)	2,126,624
	Gold:
1,032	7.500% due 5/1/07	1,037
329,904	6.000% due 7/1/10-7/1/29	333,557
61,579	7.000% due 5/1/11-8/1/11	62,769
734	8.250% due 4/1/17	774
10,786	8.000% due 12/1/19	11,179
200,000	5.000% due 10/12/36 (c)(d)	192,375

	TOTAL FHLMC	5,182,981

FNMA - 46.3%
	Federal National Mortgage Association (FNMA):
1,097,804	6.000% due 9/1/11-1/1/33	1,106,981
39,763	12.500% due 9/1/15-1/1/16	44,129
55,547	12.000% due 1/1/16	61,549
639,496	8.500% due 8/1/19-10/1/30	682,237
850	11.500% due 9/1/19	935
12,893	10.500% due 8/1/20	14,581
15,650,000	5.000% due 10/17/21-11/13/36 (c)(d)	15,130,562
14,500,000	5.500% due 10/17/21-10/12/36 (c)(d)	14,366,092
11,780,000	6.000% due 10/17/21-10/12/36 (c)(d)	11,847,230
214,651	7.000% due 1/1/25 (a)	221,579
20,222	7.500% due 9/1/30 (a)	20,945

	TOTAL FNMA	43,496,820

GNMA - 11.9%
	Government National Mortgage Association (GNMA):
303,852	8.500% due 6/15/25	328,199
6,600,000	5.500% due 10/19/36 (c)(d)	6,556,691
500,000	6.500% due 10/19/36 (c)	512,812
3,800,000	6.000% due 11/20/36 (c)(d)	3,843,936

	TOTAL GNMA	11,241,638

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $60,016,966)	59,921,439

ASSET-BACKED SECURITIES(a)(b) - 14.8%
Credit Card - 1.1%
1,000,000	Capital One Multi-Asset Execution Trust, Series 2004-A2, Class A2, 5.420% due 1/17/12	1,002,736

Home Equity - 12.7%
795,061	Ace Securities Corp., Series 2006-GP1, Class A, 5.460% due 2/25/31	795,559
	Countrywide Home Equity Loan Trust:
796,800	Series 2004-I, Class A, 5.620% due 2/15/34	799,622
919,277	Series 2006-E, Class 2A, 5.470% due 7/15/36	920,440
820,277	Series 2006-RES, Class 4F1B, 5.590% due 5/15/34 (e)	821,551
1,000,000	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, 5.540% due 11/25/36	1,001,074
776,241	GSAMP Trust, Series 2006-S4, Class A1, 5.420% due 5/25/36	776,771

See Notes to Schedules of Investments.

SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Home Equity - 12.7% (continued)
$794,539	Indymac Seconds Asset Backed Trust, Series 2006-A, Class A, 5.460% due 6/25/36	$795,037
888,297	Lehman XS Trust, Series 2006-GP4, Class 3A1A, 5.400% due 8/25/46	888,020
	Morgan Stanley ABS Capital I:
297,221	Series 2005-WMC2, Class A1MZ, 5.580% due 2/25/35	297,546
630,317	Series 2005-WMC4, Class A1MZ, 5.590% due 4/25/35	632,292
880,029	Morgan Stanley Ixis Real Estate Capital Trust, Series 2006-1, Class 1A, 5.360% due 7/25/36	880,581
	SACO I Trust:
768,762	Series 2006-6, Class A, 5.460% due 6/25/36	769,244
814,954	Series 2006-7, Class A1, 5.454% due 7/25/36	815,465
890,405	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 5.440% due 2/25/36 (e)	890,683
850,772	Truman Capital Mortgage Loan Trust, Series 2006-01, Class A, 5.590% due 3/25/36 (e)	850,772

	Total Home Equity	11,934,657

Student Loan - 1.0%
1,000,000	SLM Student Loan Trust, Series 2006-5, Class A2, 5.459% due 7/25/17	999,282

	TOTAL ASSET-BACKED SECURITIES (Cost - $13,930,413)	13,936,675

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.5%
892,706	American Home Mortgage Assets, Series 2006-3, Class 3A12, 5.330% due 10/25/46 (a)(b)	887,023
	Countrywide Alternative Loan Trust:
474,591	Series 2005-17, Class 1A1, 5.590% due 7/25/35 (a)(b)	476,098
	Series 2006-OA09:
895,329	Class 1A1, 5.530% due 7/20/46 (a)(b)	893,333
874,677	Class 2A1B, 5.530% due 7/20/46 (a)(b)	877,152
976,532	Series 2006-OA11, Class A4, 5.520% due 9/25/46 (a)(b)	976,532
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	Series 2525, Class AM, 4.500% due 4/15/32	111,021
1,896,182	Series 2638, Class DI, PAC IO, 5.000% due 5/15/23	324,321
1,798,412	Series 2686, Class QI, PAC IO, 5.500% due 1/15/23	48,125
	Federal National Mortgage Association (FNMA):
220,184	ACES, Series 1998-M4, Class C, 6.527% due 5/25/30	221,380
767,105	Whole Loan, Series 2003-W19, Class 2A, 5.481% due 6/25/33 (a)(b)	782,891
661,257	Government National Mortgage Association (GNMA), Series 2003-79, Class PW, PAC, 5.500% due 5/20/09 (a)	661,647
899,562	Greenpoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, 5.430% due 9/25/46 (a)(b)	899,562
	Harborview Mortgage Loan Trust:
877,487	Series 2006-07, Class 2A1A, 5.530% due 10/19/37 (b)	877,487
900,000	Series 2006-09, Class 2A1A, 5.533% due 11/19/36 (b)	900,000
855,764	IMPAC Secured Assets Corp., Series 2005-2, Class A1, 5.650% due 3/25/36 (a)(b)	857,744
828,430	Luminent Mortgage Trust, Series 2006-4, Class A1A, 5.520% due 5/25/46 (a)(b)	827,792
156,426	MASTR Adjustable Rate Mortgage Trust, Series 2004-15, Class 1A1, 4.612% due 12/25/34 (b)	155,436
	Morgan Stanley Mortgage Loan Trust:
704,831	Series 2006-4SL, Class A1, 5.480% due 3/25/36 (a)(b)	705,469
778,083	Series 2006-8AR, Class 1A2, 5.400% due 6/25/36 (a)(b)	778,079
946,574	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.520% due 9/25/46 (a)(b)	947,519
543,342	Opteum Mortgage Acceptance Corp., Series 2006-1, Class 1A1A, 5.420% due 4/25/36 (a)(b)	543,321

See Notes to Schedules of Investments.

SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.5% (continued)
$992,574	Structured Asset Mortgage Investments Inc., Series 2006-AR6, Class 1A1, 5.510% due 7/25/36 (a)(b)	$993,463
	Thornburg Mortgage Securities Trust:
895,375	Series 2005-02, Class A4, 5.580% due 7/25/45 (a)(b)	895,928
	Series 2006-3:
877,697	Class A2, 5.435% due 6/25/36 (a)(b)	876,567
880,551	Class A3, 5.440% due 6/25/36 (a)(b)	878,891
	Washington Mutual Inc.:
757,312	Series 2005-AR17, Class A1A1, 5.600% due 12/25/45 (a)(b)	760,465
386,504	Series 2005-AR19, Class A1A2, 5.620% due 12/25/45 (b)	388,208
801,014	Washington Mutual Pass Through Certificates, Series 2005-AR15, Class A1A2, 5.610% due 11/25/45 (a)(b)	804,665
825,343	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.460% due 8/25/36 (a)(b)	824,733

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $20,167,539)	20,174,852

U.S. GOVERNMENT & AGENCY OBLIGATIONS(a) - 42.0%
U.S. Government Agencies - 2.6%
500,000	Federal Home Loan Bank (FHLB), Senior Notes, 5.800% due 9/2/08	506,322
2,000,000	Federal National Mortgage Association (FNMA), Notes, 5.459% due 2/17/09 (b)	1,942,620

	Total U.S. Government Agencies	2,448,942

U.S. Government Obligations - 39.4%
	U.S. Treasury Notes:
6,500,000	2.875% due 11/30/06	6,480,201
6,900,000	3.375% due 2/15/08	6,771,978
12,300,000	3.375% due 11/15/08	11,981,934
1,540,000	3.375% due 10/15/09 (f)	1,486,822
3,925,000	4.000% due 2/15/14	3,775,206
3,320,000	4.000% due 2/15/15	3,179,033
3,500,000	4.250% due 8/15/15	3,405,801

	Total U.S. Government Obligations	37,080,975

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $40,159,939)	39,529,917

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.8%
727,793	U.S. Treasury Notes, Inflation Indexed, 2.375% due 4/15/11 (a) (Cost - $725,205)	728,788

CONTRACTS
PURCHASED OPTION - 0.0%
1,700	U.S. Treasury Notes, Call @ 102.03, expires 11/06/06 (Cost - $13,149)	12,816

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $135,013,211)	134,304,487

FACE AMOUNT
SHORT-TERM INVESTMENT - 12.5%
Repurchase Agreement - 12.5%
$11,721,000	Nomura Securities International Inc. repurchase agreement dated 9/29/06, 5.330% due 10/2/06; Proceeds at maturity - $11,726,206; (Fully collateralized by U.S. Government Agency Obligation, 4.850% due 2/27/07; Market value - $11,956,000) (Cost - $11,721,000) (a)	11,721,000

	TOTAL INVESTMENTS - 155.3% (Cost - $146,734,211#)	146,025,487
	Liabilities in Excess of Other Assets - (55.3)%	(52,008,907)

	TOTAL NET ASSETS - 100.0%	$94,016,580

See Notes to Schedules of Investments.

SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

(a)	All or a portion of this security is segregated for open futures contracts, written options, TBA’s and mortgage dollar rolls.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

IO	— Interest Only

MASTR	— Mortgage Asset Securitization Transactions Inc.

PAC	— Planned Amortization Class

Schedule of Options Written (unaudited)

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
4,500	Federal National Mortgage Association (FNMA), Call*	10/5/06	$100.40	$13,536

	TOTAL OPTIONS WRITTEN			$13,536

	(Premiums received - $13,359)

*	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT†	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 44.5%
FHLMC - 0.1%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$780	6.000% due 10/1/10 (a)	$784
126,099	7.000% due 7/1/11-8/1/30 (a)	130,763

	TOTAL FHLMC	131,547

FNMA - 35.9%
	Federal National Mortgage Association (FNMA):
18,800,000	5.000% due 10/17/21-11/13/36 (b)(c)	18,155,252
20,200,000	5.500% due 10/17/21-10/12/36 (b)(c)	20,015,435
31,465	6.500% due 2/1/26-3/1/26 (a)	32,248
7,491	8.000% due 2/1/31 (a)	7,903
11,300,000	6.000% due 10/12/36 (b)(c)	11,352,974

	TOTAL FNMA	49,563,812

GNMA - 8.5%
	Government National Mortgage Association (GNMA):
3,300,000	5.000% due 10/19/36 (b)(c)	3,206,155
8,400,000	6.000% due 10/19/36 (b)(c)	8,502,379

	TOTAL GNMA	11,708,534

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $61,659,520)	61,403,893

ASSET-BACKED SECURITIES - 12.5%
Diversified Financial Services - 0.0%
493,850	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (d)(e)(f)	0

Home Equity - 11.0%
1,364,458	ACE Securities Corp., Series 2006-SL2, Class A, 5.500% due 1/25/36 (a)(g)	1,365,662
170,561	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 6.530% due 8/25/32 (a)(g)	171,951
1,204,422	Argent Securities Inc., Series 2006-W4, Class A2A, 5.390% due 5/25/36 (a)(g)	1,205,256
351,731	Asset-Backed Securities Corp., Home Loan Equity Trust, Series 2003-HE2, Class M2, 7.230% due 4/15/33 (a)(g)	352,190
1,025,733	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.438% due 4/28/36 (a)(g)	1,026,373
	Countrywide Asset-Backed Certificates:
650,000	Series 2004-05, Class M4, 6.580% due 6/25/34 (a)(g)	660,100
820,938	Series 2005-17, Class-1AF1, 5.530% due 5/25/36 (a)(g)	821,933
1,332,855	Countrywide Home Equity Loan Trust, Series 2006-D, Class 2A, 5.530% due 5/15/36 (a)(g)	1,333,698
778,735	First Franklin Mortgage Loan Trust, Series 2005-FF1, Class-A2B, 5.550% due 12/25/34 (a)(g)	779,581
374,427	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29 (a)	385,359
1,105,285	GSAMP Trust, Series 2006-S2, Class A2, 5.430% due 1/25/36 (a)(g)	1,105,979
1,535,007	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 5.630% due 3/25/35 (a)(g)(h)	1,535,007
1,297,871	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 5.500% due 4/25/36 (a)(g)	1,298,696
1,283,612	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.390% due 8/25/36 (a)(g)	1,284,418
10,991	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (h)	10,941
490,000	Novastar Home Equity Loan, Series 2004-01, Class M4, 6.305% due 6/25/34 (a)(g)	494,210

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT†	SECURITY	VALUE
Home Equity - 11.0% (continued)
$78,746	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 6.980% due 4/25/32 (a)(g)	$78,846
1,291,576	SACO I Trust, Series 2006-4, Class A1, 5.500% due 3/25/36 (a)(g)	1,292,511
	Sail Net Interest Margin Notes:
9,390	Series 2003-003, Class A, 7.750% due 4/27/33 (h)	1,878
29,980	Series 2004-2A, Class A, 5.500% due 3/27/34 (h)	10,377

	Total Home Equity	15,214,966

Manufactured Housing - 0.5%
594,726	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35 (a)	628,349

Other - 0.0%
1,123,333	Varick Structured Asset Fund Ltd., Series 1A, Class B1, 6.869% due 11/1/35 (d)(e)(f)(g)(h)	0

Student Loan - 1.0%
1,389,813	First Horizon ABS Trust, Series 2006-HE1, Class A, 5.490% due 10/25/34 (a)(g)	1,389,118

	TOTAL ASSET-BACKED SECURITIES (Cost - $18,410,401)	17,232,433

COLLATERALIZED MORTGAGE OBLIGATIONS - 25.4%
1,425,735	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.294% due 6/25/45 (a)(g)	1,410,649
740,000	Banc of America Commercial Mortgage Inc., 4.668% due 7/10/43 (a)	706,685
813,599	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.817% due 9/25/35 (a)(g)	802,187
675,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32 (a)	755,134
729,186	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (a)(h)	735,945
	Countrywide Alternative Loan Trust:
1,382,018	Series 2005-59, Class 1A1, 5.656% due 11/20/35 (a)(g)	1,387,475
1,746,671	Series 2005-72, Class A1, 5.600% due 1/25/36 (a)(g)	1,749,072
1,373,643	Series 2005-IM1, Class A1, 5.630% due 1/25/36 (a)(g)	1,380,646
1,501,854	Series 2006-OA6, Class 1A1A, 5.540% due 7/25/46 (a)(g)	1,501,854
	Downey Savings and Loan Association Mortgage Loan Trust:
1,143,598	Series 2005-AR2, Class 2A1A, 5.540% due 3/19/45 (a)(g)	1,145,641
	Series 2006-AR1:
1,431,978	Class 1A1A, 5.483% due 3/19/46 (a)(g)	1,431,978
1,431,978	Class 1A1B, 5.483% due 3/19/47 (a)(g)	1,431,978
142,965	Federal Home Loan Mortgage Corp. (FHLMC), Series 1103, Class N, IO, 1.157% due 6/15/21 (a)	9,650
5,753	Federal National Mortgage Association (FNMA), Series 1989-17, Class E, 10.400% due 4/25/19 (a)	6,194
15,998,251	First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.778% due 5/17/32 (a)(g)	393,168
	GSR Mortgage Loan Trust:
1,229,500	Series 2005-AR5, Class 1A1, 4.589% due 10/25/35 (a)(g)	1,216,618
1,505,523	Series 2006-AR1, Class 2A2, 5.194% due 1/25/36 (a)(g)	1,495,938
1,525,641	Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A, 5.680% due 1/19/35 (a)(g)	1,532,819
1,109,248	Impac CMB Trust, Series 2005-5, Class A1, 5.650% due 8/25/35 (a)(g)	1,111,017
	Indymac Index Mortgage Loan Trust:
1,351,238	Series 2005-AR1, Class 1A1, 5.273% due 3/25/35 (a)(g)	1,347,860
1,520,643	Series 2006-AR4, Class A1A, 5.540% due 5/25/46 (a)(g)	1,522,428
1,190,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814% due 6/12/43 (a)(g)	1,231,175
803,167	Merit Securities Corp., Series 11PA, Class B2, 6.824% due 9/28/32 (g)(h)	690,286

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT†	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 25.4% (continued)
$1,571,256	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 5.907% due 3/25/36 (a)(g)	$1,586,436
	Structured Asset Mortgage Investments Inc.:
507,607	Series 2005-AR3, Class 2A1, 6.713% due 8/25/35 (a)(g)	518,640
	Series 2006-AR5:
1,621,521	Class 1A1, 5.540% due 5/25/36 (a)(g)	1,623,294
1,061,596	Class 2A1, 5.540% due 5/25/36 (a)(g)	1,063,157
959,683	Thornburg Mortgage Securities Trust, Series 2005-4, Class A3, 5.560% due 12/25/35 (a)(g)	959,226
	Washington Mutual Inc.:
1,767,061	Series 2005-AR17, Class A1A1, 5.600% due 12/25/45 (a)(g)	1,774,418
1,182,703	Series 2005-AR19, Class A1A2, 5.620% due 12/25/45 (a)(g)	1,187,917
642,488	Series 2006-AR10, Class 1A1, 5.980% due 9/25/36 (a)(g)	648,770
623,824	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 5.240% due 4/25/36 (a)(g)	619,576

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $34,872,391)	34,977,831

CORPORATE BONDS & NOTES - 38.8%
Aerospace & Defense - 0.3%
100,000	DRS Technologies Inc., Senior Subordinated Notes, 7.625% due 2/1/18 (a)	102,000
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12 (a)	258,750

	Total Aerospace & Defense	360,750

Airlines - 0.0%
20,363	Continental Airlines Inc., Pass-Through Certificates, Series 1998-1, Class C, 6.541% due 3/15/08 (a)	18,950

Automobiles - 1.0%
650,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08 (a)	634,982
	Ford Motor Co.:
	Debentures:
50,000	6.625% due 10/1/28 (a)	37,563
25,000	8.900% due 1/15/32 (a)	22,563
590,000	Notes, 7.450% due 7/16/31 (a)	458,725
	General Motors Corp., Senior Debentures:
290,000	8.250% due 7/15/23 (a)	252,662
10,000	8.375% due 7/15/33 (a)	8,700

	Total Automobiles	1,415,195

Building Products - 0.1%
325,000	Associated Materials, Inc., Senior Discount Notes, step bond to yield 10.628% due 3/1/14 (a)	180,375

Capital Markets - 1.7%
130,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14 (a)	141,700
160,000	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11 (a)	161,605
350,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10 (a)	342,281
150,000	Lehman Brothers Holdings E-Capital Trust I, Notes, 6.173% due 8/19/65 (a)(g)	151,425
1,000,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H, 4.500% due 7/26/10 (a)	973,426
	Morgan Stanley:
410,000	Medium-Term Notes, 5.625% due 1/9/12 (a)	415,782
110,000	Notes, 3.625% due 4/1/08 (a)	107,491

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Capital Markets - 1.7% (continued)
$80,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (a)(h)	$94,936

	Total Capital Markets	2,388,646

Chemicals - 0.8%
150,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11 (a)	161,625
150,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (f)(h)	148,956
209,000	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09 (a)	213,180
200,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12 (a)	219,000
125,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (a)	135,312
150,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08 (a)	155,250
118,000	Rhodia SA, Senior Subordinated Notes, 8.875% due 6/1/11 (a)	122,425

	Total Chemicals	1,155,748

Commercial Banks - 2.2%
	Glitnir Banki HF:
160,000	Notes, 6.330% due 7/28/11 (a)(h)	163,476
350,000	Subordinated Notes, 6.693% due 6/15/16 (a)(g)(h)	358,268
460,000	Landsbanki Islands HF, 6.100% due 8/25/11 (h)	465,303
230,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (g)(h)	238,434
250,000	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (g)(h)	248,736
810,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (a)	802,339
750,000	Wells Fargo & Co., Notes, 5.300% due 8/26/11 (a)	755,815

	Total Commercial Banks	3,032,371

Commercial Services & Supplies - 0.7%
	Allied Waste North America Inc., Senior Notes, Series B:
25,000	8.500% due 12/1/08 (a)	26,313
150,000	9.250% due 9/1/12 (a)	160,687
100,000	7.250% due 3/15/15 (a)	99,750
150,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12 (a)	168,792
75,000	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13 (a)	73,875
400,000	Waste Management Inc., 6.375% due 11/15/12 (a)	418,380

	Total Commercial Services & Supplies	947,797

Communications Equipment - 0.2%
375,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (a)	335,625

Computers & Peripherals - 0.0%
45,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09 (a)	46,800

Consumer Finance - 4.6%
	Ford Motor Credit Co.:
	Notes:
900,000	7.375% due 10/28/09 (a)	875,210
725,000	7.875% due 6/15/10 (a)	706,615
	Senior Notes:
1,000,000	5.800% due 1/12/09 (a)	952,510
279,000	10.640% due 6/15/11 (g)(h)	291,851
	General Motors Acceptance Corp.:
120,000	Medium-Term Notes, 4.375% due 12/10/07 (a)	117,186
	Notes:
1,150,000	6.125% due 8/28/07 (a)	1,148,611
80,000	5.125% due 5/9/08 (a)	78,424
1,000,000	5.625% due 5/15/09 (a)	975,753

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT†	SECURITY	VALUE
Consumer Finance - 4.6% (continued)
$15,000	7.250% due 3/2/11 (a)	$15,100
650,000	6.875% due 9/15/11 (a)	647,225
325,000	6.750% due 12/1/14 (a)	317,772
30,000	8.000% due 11/1/31 (a)	31,454
120,000	Senior Notes, 5.850% due 1/14/09 (a)	117,717

	Total Consumer Finance	6,275,428

Containers & Packaging - 0.4%
	Graphic Packaging International Corp.:
100,000	Senior Notes, 8.500% due 8/15/11 (a)	102,750
50,000	Senior Subordinated Notes, 9.500% due 8/15/13 (a)	51,375
125,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12 (a)	132,500
275,000	Owens-Illinois Inc., Senior Notes, 7.350% due 5/15/08 (a)	278,437
75,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (a)(d)	11,625

	Total Containers & Packaging	576,687

Diversified Consumer Services - 0.3%
100,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (h)	105,250
	Service Corp. International, Senior Notes:
100,000	7.375% due 10/1/14 (a)(h)	101,125
145,000	7.625% due 10/1/18 (a)(h)	146,631

	Total Diversified Consumer Services	353,006

Diversified Financial Services - 5.1%
260,000	Aiful Corp., Notes, 5.000% due 8/10/10 (h)	253,034
143,000	Alamosa Delaware Inc., Senior Notes, 11.000% due 7/31/10 (a)	156,942
830,000	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11 (a)	899,115
470,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)(h)	485,275
870,000	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09 (a)	849,198
850,000	HSBC Finance Corp., Notes, 4.625% due 1/15/08 (a)	844,404
100,000	ILFC E-Capital Trust I, 5.900% due 12/21/65 (g)(h)	100,826
	JPMorgan Chase & Co., Subordinated Notes:
700,000	6.625% due 3/15/12 (a)	743,292
450,000	5.125% due 9/15/14 (a)	441,976
1,762,000	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-1-2006, 7.548% due 5/1/16 (h)	1,765,764
290,000	TNK-BP Finance SA, 7.500% due 7/18/16 (a)(h)	303,494
100,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.378% due 10/1/15 (a)	72,500
75,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14 (a)	73,125

	Total Diversified Financial Services	6,988,945

Diversified Telecommunication Services - 2.5%
450,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (a)	441,062
200,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10 (a)	208,000
50,000	Intelsat Subsidiary Holding Co., Ltd., Senior Notes, 10.484% due 1/15/12 (a)(g)	50,938
310,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (a)	335,203
	Qwest Communications International Inc., Senior Notes:
67,000	7.500% due 2/15/14 (a)	67,503
166,000	Series B, 7.500% due 2/15/14 (a)	167,245
	Qwest Corp.:

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT†		SECURITY	VALUE
Diversified Telecommunication Services - 2.5% (continued)
$137,000		Debentures, 6.875% due 9/15/33 (a)	$125,697
280,000		Senior Notes, 7.500% due 10/1/14 (h)	290,500
675,000		Telecom Italia Capital SA, Notes, 5.250% due 10/1/15 (a)	626,552
1,000,000	MXN	Telefonos de Mexico SA de CV, 8.750% due 1/31/16 (a)	89,312
970,000		Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13 (a)	983,341

		Total Diversified Telecommunication Services	3,385,353

Electric Utilities - 1.1%
450,000		Exelon Corp., Bonds, 5.625% due 6/15/35 (a)	426,339
		FirstEnergy Corp., Notes:
240,000		Series B, 6.450% due 11/15/11 (a)	250,634
520,000		Series C, 7.375% due 11/15/31 (a)	603,045
250,000		Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (a)	252,294

		Total Electric Utilities	1,532,312

Energy Equipment & Services - 0.1%
66,000		Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (a)	65,175

Food Products - 0.1%
		Dole Food Co. Inc., Senior Notes:
100,000		7.250% due 6/15/10 (a)	93,250
50,000		8.875% due 3/15/11 (a)	48,125

		Total Food Products	141,375

Health Care Providers & Services - 0.9%
125,000		AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13 (a)	133,125
75,000		Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12 (a)	72,094
65,000		DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (a)	64,187
125,000		Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10 (a)	131,719
		HCA Inc.:
120,000		Notes, 6.250% due 2/15/13 (a)	100,500
		Senior Notes:
10,000		6.300% due 10/1/12 (a)	8,488
250,000		5.750% due 3/15/14 (a)	196,875
64,000		6.500% due 2/15/16 (a)	51,520
150,000		IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14 (a)	145,875
75,000		Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15 (a)	73,219
		Tenet Healthcare Corp., Senior Notes:
150,000		7.375% due 2/1/13 (a)	135,937
25,000		9.875% due 7/1/14 (a)	25,031
50,000		9.250% due 2/1/15 (a)	48,375
100,000		6.875% due 11/15/31 (a)	78,875

		Total Health Care Providers & Services	1,265,820

Hotels, Restaurants & Leisure - 1.1%
25,000		Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08 (a)	26,250
75,000		Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	76,875
150,000		Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14 (a)	144,187
150,000		Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14 (a)	146,250
125,000		Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (a)	117,969
275,000		MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12 (a)	272,594
		Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
75,000		7.125% due 8/15/14 (a)	75,000
75,000		6.875% due 2/15/15 (a)	73,500

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT†	SECURITY	VALUE
Hotels, Restaurants & Leisure - 1.1% (continued)
$75,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15 (a)	$73,406
125,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12 (a)	127,188
150,000	Station Casinos Inc., Senior Subordinated Notes, 6.625% due 3/15/18 (a)	136,125
275,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (h)	279,812

	Total Hotels, Restaurants & Leisure	1,549,156

Household Durables - 0.3%
500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (d)(e)(f)	0
100,000	Interface Inc., Senior Notes, 10.375% due 2/1/10 (a)	109,500
100,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14 (a)	102,500
163,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10 (a)	171,761

	Total Household Durables	383,761

Household Products - 0.0%
24,000	Spectrum Brands Inc., Senior Subordinated Notes, 7.375% due 2/1/15 (a)	19,320

Independent Power Producers & Energy Traders - 1.3%
	AES Corp., Senior Notes:
250,000	8.750% due 6/15/08 (a)	260,625
25,000	7.750% due 3/1/14 (a)	26,125
100,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11 (a)(d)(g)	107,250
625,000	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08 (a)	612,232
25,000	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18 (a)	23,000
150,000	Edison Mission Energy, Senior Notes, 7.730% due 6/15/09 (a)	154,875
	NRG Energy Inc., Senior Notes:
50,000	7.250% due 2/1/14 (a)	49,750
235,000	7.375% due 2/1/16 (a)	234,119
30,000	Oncor Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15 (a)	31,023
	TXU Corp., Senior Notes:
130,000	Series P, 5.550% due 11/15/14 (a)	123,471
110,000	Series R, 6.550% due 11/15/34 (a)	104,156

	Total Independent Power Producers & Energy Traders	1,726,626

Industrial Conglomerates - 0.6%
125,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (d)(e)(f)	0
	Tyco International Group SA, Notes:
625,000	6.125% due 11/1/08 (a)	634,436
190,000	6.000% due 11/15/13 (a)	196,901

	Total Industrial Conglomerates	831,337

IT Services - 0.4%
400,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (a)	418,655
100,000	Sungard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (a)	104,000

	Total IT Services	522,655

Machinery - 0.1%
	Case New Holland Inc., Senior Notes:
25,000	9.250% due 8/1/11 (a)	26,625
50,000	7.125% due 3/1/14 (a)	50,438
81,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12 (a)	88,391

	Total Machinery	165,454

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT†	SECURITY	VALUE
Media - 4.6%
$25,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (a)	$27,375
86,473	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12 (a)	85,824
100,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Accreting Notes, step bond to yield 17.441% due 1/15/15 (a)	68,750
571,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (a)	522,465
270,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11 (a)	271,087
525,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (a)	599,619
140,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17 (a)	169,476
	Comcast Corp., Notes:
210,000	6.500% due 1/15/15 (a)	219,563
20,000	6.500% due 1/15/17 (a)	20,916
	CSC Holdings Inc.:
125,000	Debentures, Series B, 8.125% due 8/15/09 (a)	130,156
	Senior Notes:
100,000	7.250% due 4/15/12 (h)	100,125
25,000	Series B, 8.125% due 7/15/09 (a)	26,000
244,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13 (a)	264,740
179,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13 (a)	186,384
	EchoStar DBS Corp., Senior Notes:
345,000	7.000% due 10/1/13 (h)	338,962
300,000	7.125% due 2/1/16 (h)	291,375
75,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08 (a)	64,500
800,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (a)	841,530
225,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13 (a)	241,875
675,000	News America Inc., Notes, 5.300% due 12/15/14 (a)	662,905
250,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (h)	276,250
150,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11 (a)	153,938
25,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (h)	28,375
575,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31 (a)	637,038
160,000	Viacom Inc., Senior Notes, 5.750% due 4/30/11 (h)	159,840

	Total Media	6,389,068

Metals & Mining - 0.0%
500,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (d)(e)(f)	0

Multi-Utilities - 0.3%
420,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (a)	423,058

Multiline Retail - 0.0%
50,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	54,250

Office Electronics - 0.1%
150,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27 (a)	153,750

Oil, Gas & Consumable Fuels - 5.3%
370,000	Amerada Hess Corp., Notes, 7.300% due 8/15/31 (a)	417,898
350,000	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31 (a)	401,400
200,000	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16	194,000

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT†	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 5.3% (continued)
$430,000	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07 (a)	$423,418
179,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12 (a)	189,740
800,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (a)	925,404
500,000	Costilla Energy Inc., Senior Notes, 10.250% due 10/1/06 (d)(e)(f)	0
320,000	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11 (a)	340,904
	El Paso Corp., Medium-Term Notes:
500,000	7.375% due 12/15/12 (a)	510,625
80,000	7.750% due 1/15/32 (a)	82,400
200,000	Forest Oil Corp., Senior Notes, 8.000% due 12/15/11 (a)	208,000
200,000	Gaz Capital SA, Notes, 8.625% due 4/28/34 (a)(h)	249,100
75,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (a)	78,000
720,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31 (a)	873,991
	Kinder Morgan Energy Partners LP:
220,000	6.750% due 3/15/11 (a)	229,434
50,000	Senior Notes, 6.300% due 2/1/09 (a)	50,831
	Pemex Project Funding Master Trust, Notes:
100,000	5.750% due 12/15/15 (a)(h)	97,825
50,000	6.625% due 6/15/35 (a)(h)	49,187
200,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	199,139
150,000	Plains Exploration & Production Co., Senior Notes, 7.125% due 6/15/14 (a)	157,500
200,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11 (a)	203,500
	Williams Cos. Inc.:
	Notes:
350,000	7.875% due 9/1/21 (a)	367,500
475,000	8.750% due 3/15/32 (a)	522,500
50,000	Senior Notes, 7.625% due 7/15/19 (a)	52,250
	XTO Energy Inc., Senior Notes:
40,000	7.500% due 4/15/12 (a)	43,662
400,000	6.250% due 4/15/13 (a)	413,138

	Total Oil, Gas & Consumable Fuels	7,281,346

Paper & Forest Products - 0.6%
720,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (a)	753,350

Real Estate Investment Trusts (REITs) - 0.2%
	Host Marriott LP, Senior Notes:
175,000	7.125% due 11/1/13	178,063
100,000	Series I, 9.500% due 1/15/07 (a)	101,375

	Total Real Estate Investment Trusts (REITs)	279,438

Road & Rail - 0.0%
59,000	Horizon Lines LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12 (a)	61,065

Specialty Retail - 0.2%
370,000	Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (d)(e)(f)	0
200,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11 (a)	212,000

	Total Specialty Retail	212,000

Textiles, Apparel & Luxury Goods - 0.3%
150,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15 (a)	156,375
50,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11 (a)	51,250
250,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14 (a)	179,375

	Total Textiles, Apparel & Luxury Goods	387,000

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT†	SECURITY	VALUE
Tobacco - 0.5%
$620,000	Altria Group Inc., Notes, 7.000% due 11/4/13 (a)	$676,952

Wireless Telecommunication Services - 0.8%
25,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12 (a)	25,812
150,000	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.125% due 2/1/14 (a)	148,500
375,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15 (a)	387,292
525,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12 (a)	589,062

	Total Wireless Telecommunication Services	1,150,666

	TOTAL CORPORATE BONDS & NOTES (Cost - $55,022,876)	53,486,610

SOVEREIGN BONDS - 3.2%
Brazil - 0.4%
445,000	Federative Republic of Brazil, Collective Action Securities, 8.750% due 2/4/25 (a)	529,550

Colombia - 0.1%
	Republic of Colombia:
50,000	10.000% due 1/23/12 (a)	58,375
100,000	10.750% due 1/15/13 (a)	122,350

	Total Colombia	180,725

Italy - 0.4%
550,000	Region of Lombardy, 5.804% due 10/25/32 (a)	564,422

Mexico - 0.6%
	United Mexican States:
325,000	8.125% due 12/30/19 (a)	391,462
380,000	Medium-Term Notes, 5.625% due 1/15/17 (a)	376,770
53,000	Series XW, 10.375% due 2/17/09 (a)	59,228

	Total Mexico	827,460

Panama - 0.1%
	Republic of Panama:
55,000	9.375% due 4/1/29 (a)	70,813
103,000	6.700% due 1/26/36 (a)	102,485

	Total Panama	173,298

Russia - 0.9%
	Russian Federation:
116,668	8.250% due 3/31/10 (h)	122,647
365,000	11.000% due 7/24/18 (a)(h)	525,600
550,000	5.000% due 3/31/30 (h)	614,454

	Total Russia	1,262,701

Supranational - 0.7%
875,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12 (a)	933,517

	TOTAL SOVEREIGN BONDS (Cost - $4,285,453)	4,471,673

U.S. GOVERNMENT & AGENCY OBLIGATIONS(a) - 3.1%
U.S. Government Agencies - 0.8%
610,000	Federal Home Loan Bank (FHLB), Global Bonds, 5.500% due 7/15/36	643,734
500,000	Federal National Mortgage Association (FNMA), Notes, 5.000% due 9/15/08	500,387

	Total U.S. Government Agencies	1,144,121

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT†	SECURITY	VALUE
U.S. Government Obligations - 2.3%
	U.S. Treasury Notes:
$1,000,000	5.750% due 8/15/10 (i)	$1,041,016
332,000	4.125% due 5/15/15	320,497
50,000	4.500% due 2/15/16	49,514
4,030,000	U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.343% due 11/15/24	1,676,343

	Total U.S. Government Obligations	3,087,370

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,100,833)	4,231,491

U.S. TREASURY INFLATION PROTECTED SECURITIES(a) - 2.3%
	U.S. Treasury Bonds, Inflation Indexed:
2,153,152	2.000% due 1/15/16	2,104,370
389,618	2.000% due 1/15/26	373,790
686,924	U.S. Treasury Notes, Inflation Indexed, 2.375% due 4/15/11	687,864

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $3,159,315)	3,166,024

SHARES
COMMON STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
306,644	Home Interiors of Gifts Inc. (e)(f)*	3,066
2,998	Mattress Discounters Corp. (e)(f)*	0

	TOTAL CONSUMER DISCRETIONARY	3,066

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
258	Imperial Sugar Co. (a)	8,029

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
8,621	Continental AFA Dispensing Co. (a)(e)(f)*	47,416

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
2,433	Axiohm Transaction Solutions Inc. (e)(f)*	0

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
19,222	American Tower Corp., Class A Shares (a)*	701,603

	TOTAL COMMON STOCKS (Cost - $433,247)	760,114

ESCROWED SHARES(f) - 0.0%
500,000	Breed Technologies Inc. (d)(e)*	0
375,000	Pillowtex Corp. *	0
211,844	Vlasic Foods International Inc. (d)(e)*	4,237

	TOTAL ESCROWED SHARES (Cost - $0)	4,237

PREFERRED STOCKS(e)(f) - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
841	TCR Holdings Corp., Class B Shares, 0.000%	1
462	TCR Holdings Corp., Class C Shares, 0.000%	0
1,218	TCR Holdings Corp., Class D Shares, 0.000%	1
2,521	TCR Holdings Corp., Class E Shares, 0.000%	3

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

	SECURITY	VALUE
	TOTAL PREFERRED STOCKS (Cost - $300)	$5

CONTRACTS
PURCHASED OPTION - 0.0%
1,036	U.S. Treasury Notes, Call @ 102.03, expires 11/06/06 (Cost - $8,015)	7,812

WARRANTS
WARRANTS - 0.0%
250	Brown Jordan International Inc., Expires 8/15/07(e)(h)*	2
803,905	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(d)(e)*	3
200	Leap Wireless International Inc., Expires 4/15/10(e)(f)(h)*	0
500	Mattress Discounters Co., Expires 7/15/07(e)(f)(h)*	0
2,521	Pillowtex Corp., Expires 11/24/09(e)(f)*	0
2,000	United Mexican States, Series XW10, Expires 10/10/06(a)*	5,600

	TOTAL WARRANTS (Cost - $25,516)	5,605

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $181,977,867)	179,747,728

FACE AMOUNT
SHORT-TERM INVESTMENTS(a) - 13.4%
Sovereign Bonds - 0.7%
$1,000,000	Government of Canada, 5.142% due 12/15/06 (j)	989,249

Repurchase Agreement - 12.7%
17,475,000	Nomura Securities International Inc. repurchase agreement dated 9/29/06, 5.330% due 10/2/06; Proceeds at maturity - $17,482,762; (Fully collateralized by U.S Government Agency Obligation, 5.410% due 6/22/07; Market value - $17,824,747)	17,475,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,464,558)	18,464,249

	TOTAL INVESTMENTS - 143.7% (Cost - $200,442,425#)	198,211,977
	Liabilities in Excess of Other Assets - (43.7)%	(60,279,395)

	TOTAL NET ASSETS - 100.0%	$137,932,582

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, TBA’s and mortgage dollar rolls.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(d)	Security is currently in default.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(g)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

IO	— Interest Only
MXN	— Mexican Peso

Schedule of Options Written

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
2,700	Federal National Mortgage Association (FNMA), 30 Year, Call*	10/5/06	$100.40	$8,122
15	U.S. Treasury Notes, 10-Year Future, Call	2/23/07	110.00	7,031
19	U.S. Treasury Notes, 10-Year Future, Call	2/23/07	111.00	4,750
19	U.S. Treasury Notes, 10-Year Future, Put	2/23/07	106.00	8,313

	TOTAL OPTIONS WRITTEN			$28,216

	(Premiums received - $30,986)

*	This security is traded on a to-be-announced (“TBA”) basis (see Note 1)

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers High Yield Bond Fund (“High Yield Bond Fund”), Salomon Brothers Short/Intermediate U.S. Government Fund (“Short/Intermediate U.S. Government Fund”) and Salomon Brothers Strategic Bond Fund (“Strategic Bond Fund”) (collectively, the “Funds”) are separate diversified investment funds of the Salomon Brothers Series Funds Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of the Salomon Brothers Series Funds Inc, the Salomon Brothers Investors Value Fund and the Salomon Brothers Capital Fund Inc.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Funds write an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Funds realize a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Funds.

A risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward Foreign Currency Contracts. The High Yield Bond Fund and Strategic Bond Fund may enter into forward foreign currency contacts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(g) Mortgage Dollar Rolls. The Short/Intermediate U.S. Government Fund and Strategic Bond Fund enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(h) Securities Traded on a To-Be-Announced Basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Credit and Market Risk. The High Yield Bond Fund and Strategic Bond Fund invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Other Risks. Consistent with their objective to seek high current income, contain Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. Those securities are generally more volatile in nature and the risk of loss of principal is greater.

(k) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(l) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
High Yield Bond Fund	$34,666,773	$(51,040,454)	$(16,373,681)
Short/Intermediate U.S.Government Fund	539,484	(1,248,208)	(708,724)
Strategic Bond Fund	2,302,466	(4,532,914)	(2,230,448)

At September 30, 2006, Strategic Bond Fund had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Canadian Dollar	1,560,000	$1,400,480	11/7/06	$(2,442)
Japanese Yen	161,928,000	1,380,203	11/7/06	3,206

				$764
Contracts to Sell:
Canadian Dollar	1,560,000	$1,400,486	11/7/06	$(23,483)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(22,719)

At September 30, 2006, the Short/Intermediate U.S. Government Fund and Strategic Bond Fund had the following open futures contracts:

Short/Intermediate U.S. Government Fund	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury, 2-Year Notes	50	12/06	$10,203,453	$10,225,000	$21,547
U.S. Treasury, 20-Year Bonds	5	12/06	553,197	562,031	8,834

					$30,381

Contracts to Sell:
U.S. Treasury, 5-Year Notes	65	12/06	$6,812,941	$6,858,516	$(45,575)
U.S. Treasury, 10-Year Notes	44	12/06	4,763,077	4,754,750	8,327

					$(37,248)

Net Unrealized Loss on Open Futures Contracts					$(6,867)

Strategic Bond Fund	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro	14	6/07	$3,317,720	$3,324,475	$6,755
U.S. Treasury, 2-Year Notes	70	12/06	14,285,037	14,315,000	29,963
U.S. Treasury, 5-Year Notes	95	12/06	9,962,991	10,023,984	60,993
U.S. Treasury Bond	3	12/06	336,296	336,281	(15)

					$97,696
Contracts to Sell:
U.S. Treasury, 10-Year Notes	92	12/06	$9,868,337	$9,941,750	$(73,413)

Net Unrealized Gain on Open Futures Contracts					$24,283

At September 30, 2006, High Yield Bond Fund had loaned securities having a market value of $717,720, and received cash collateral amounting to $740,872 which were invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

The average monthly balance of mortgage dollar rolls outstanding for Short/Intermediate U.S. Government Fund and Strategic Bond Fund during the period ended September 30, 2006 was $48,129,039 and $65,186,596, respectively.

At September 30, 2006, the Short/Intermediate U.S.Government Fund and Strategic Bond Fund had outstanding mortgage dollar rolls with a total cost of $42,713,984 and $49,640,234, respectively.

At September 30, 2006, the Short/Intermediate U.S. Government Fund and Strategic Bond Fund held TBA securities with a total cost of $52,437,865 and $61,492,482, respectively.

During the period ended September 30, 2006, written option transactions for the Short/Intermediate U.S. Government Fund and Strategic Bond Fund were as follows:

Short/Intermediate U.S. Government Fund	Number of Contracts	Premiums
Options written, outstanding December 31, 2005	—	$—
Options written	4,500	13,359
Options closed	—	—
Options expired	—	—

Options written, outstanding September 30, 2006	4,500	$13,359

Strategic Bond Fund	Number of Contracts	Premiums
Options written, outstanding December 31, 2005	—	$—
Options written	3,091	114,250
Options closed	(338)	(83,264)
Options expired	—	—

Options written, outstanding September 30, 2006	2,753	$30,986

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 28, 2006